Convertible Notes Payable and Accrued Interest (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.50	$ 2.50
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Due to entity owned by two Directors of Omagine, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share: [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	5.00%	5.00%
Debt instrument due date	Dec. 24, 2016	Dec. 24, 2016
Conversion price	$ 0.75	$ 0.75
(as modified on April 13, 2017 from a $50,000 note payable bearing interest at 5% per annum due on April 13, 2017 and convertible at a conversion price of $0.65 per share): [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	5.00%	5.00%
Debt instrument due date	Apr. 13, 2017	Apr. 13, 2017
Conversion price	$ 0.65	$ 0.65
Notes Payable	$ 50,000
Due to an investor, interest at 0% per annum, due on September 12, 2017, convertible into Common Stock at a conversion price of $0.40 per Common Share [Member]
Convertible Notes Payable and Accrued Interest (Textual)
Percentage of interest on convertible notes payables	0.00%
Debt instrument due date	Sep. 12, 2017
Conversion price	$ 0.40